SHAREHOLDERS' EQUITY (Details)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Expected life (in years)	6 years
Expected volatility, minimum	222.848%
Expected volatility, maximum	223.678%
Average risk free interest rate, minimum	1.80%
Average risk free interest rate, maximum	2.02%
Dividend yield	0.00%